Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 28,661	$ 46,428	$ 39,727
Reclassification of Dividend Income	(1,087)	(2,163)	(541)
Drydock expenditures	(22,597)	(3,237)	0
Operating activities
Net (loss) income	(671,983)	44,654	(12,698)
Adjustment to reconcile net (loss) income to net cash provided by operating activities:
Restricted stock amortization	7,317	8,956	7,880
Vessel depreciation	48,369	54,224	56,607
Amortization of deferred financing costs	3,667	6,915	9,582
Write off of deferred financing costs	3,088	681	0
Loss / write down on assets held for sale	428,833	33,389	0
Loss write down on assets - related party	(106,471)	114,762	7,719
Changes in operating assets and liabilities:
Increase (decrease) in inventories, prepaid expenses and other assets	24,688	5,259	(1,798)
Decrease (increase) in accounts payable and accrued expenses	(25,085)	3,029	(3,890)
Increase (decrease) in related party balances	9,314	2,993	(195)
Net cash (used in) provided by operating activities	(38,835)	33,880	70,446
Payments to Acquire Equity Method Investments	0	(1,500)	(100,000)
Proceeds from Sale of Equity Method Investments	42,711	1,547	0
Proceeds from Dividends Received	1,087	2,163	541
Investing activities
Proceeds from sale of assets held for sale	194,066	84,241	0
Scrubber payments	(42,359)	(32,610)	1,235
Payments to Acquire Machinery and Equipment	0	0	21,799
Net cash provided by (used in) investing activities	195,505	53,841	(122,493)
Proceeds from Issuance of Common Stock	82,254	0	0
Financing activities
Payments for Repurchase of Common Stock	(16,724)	0	(45,716)
Dividends paid	(3,234)	(5,748)	(6,042)
Proceeds from issuance of debt	199,840	306,710	469,225
Repayments of long term debt	(377,334)	(409,002)	(358,858)
Debt issue cost paid	0	(4,646)	(7,602)
Net cash (used in) provided by financing activities	(115,198)	(112,686)	51,007
Increase (decrease) in cash and cash equivalents	41,472	(24,965)	(1,040)
Cash and cash equivalents, beginning of period	42,530	67,495	68,535
Cash and cash equivalents, end of period	84,002	42,530	67,495
Supplemental cash flow information:
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	0	50,296
Non-cash activities
Amounts payable for vessels and vessels under construction			0
Dividends, Paid-in-kind	$ 0	$ 33,699	$ 0